Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Fixed maturity securities available-for-sale, amortized cost	$ 1,023,866	$ 789,619
Fixed maturity securities available-for-sale, amortized cost, allowance for credit loss	409	353
Equity securities, cost	25,334	24,056
Other investments, cost	12,500	11,302
Premium Receivable, Allowance for Credit Loss	12,756	11,302
Reinsurance Recoverable, Allowance for Credit Loss	$ 885	$ 4,034
Common shares, shares authorized (in shares)	750,000,000	750,000,000
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common shares, shares issued (in shares)	45,108,936	44,500,879
Common shares, shares outstanding (in shares)	45,108,936	44,500,879
Treasury shares (in Shares)	154,011	3,800